Supplemental Information (Tables)	9 Months Ended
Sep. 30, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information of Income Statement
	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended September 30,		Three Months Ended September 30,
	2017	2016	2017	2016
	(in millions)
Revenues
Net sales	$6,331	$5,461	$—	$—
Finance and interest income	28	39	409	386
Total revenues	$6,359	$5,500	$409	$386
Costs and expenses
Cost of goods sold	$5,242	$4,524	$—	$—
Selling, general and administrative expenses	495	478	64	68
Research and development expenses	243	211	—	—
Restructuring expenses	53	6	—	—
Interest expense	173	192	140	132
Interest compensation to Financial Services	84	84	—	—
Other, net	88	60	86	73
Total costs and expenses	$6,378	$5,555	$290	$273
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(19)	(55)	119	113
Income tax (expense) benefit	(24)	10	(40)	(42)
Equity in income of unconsolidated subsidiaries and affiliates	14	7	7	6
Results from intersegment investments	86	77	—	—
Net income	$57	$39	$86	$77

	Statement of Operations
	Industrial Activities		Financial Services
	Nine Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(in millions)
Revenues
Net sales	$18,370	$16,987	$—	$—
Finance and interest income	93	103	1,205	1,173
Total revenues	$18,463	$17,090	$1,205	$1,173
Costs and expenses
Cost of goods sold	$15,166	$14,014	$—	$—
Selling, general and administrative expenses	1,491	1,475	185	212
Research and development expenses	662	619	—	—
Restructuring expenses	75	30	2	1
Interest expense	462	494	408	390
Interest compensation to Financial Services	250	245	—	—
Other, net	204	741	251	213
Total costs and expenses	$18,310	$17,618	$846	$816
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	153	(528)	359	357
Income tax (expense) benefit	(106)	(54)	(119)	(125)
Equity in income of unconsolidated subsidiaries and affiliates	46	(14)	20	19
Results from intersegment investments	260	251	—	—
Net income (loss)	$353	$(345)	$260	$251

Supplemental Information of Balance Sheet
	Balance Sheets
	Industrial Activities		Financial Services
	September 30, 2017	December 31, 2016	September 30, 2017	December 31, 2016
	(in millions)
ASSETS
Cash and cash equivalents	$3,569	$4,649	$531	$368
Restricted cash	—	—	681	837
Trade receivables	549	596	28	58
Financing receivables	1,325	1,592	19,926	19,546
Inventories, net	7,055	5,396	228	213
Property, plant and equipment, net	6,916	6,395	2	2
Investments in unconsolidated subsidiaries and affiliates	3,105	2,886	195	153
Equipment under operating leases	30	17	1,844	1,890
Goodwill	2,316	2,296	156	153
Other intangible assets, net	760	772	12	15
Deferred tax assets	1,127	1,060	209	188
Derivative assets	79	98	19	8
Other assets	1,844	1,505	366	382
Total assets	$28,675	$27,262	$24,197	$23,813
LIABILITIES AND EQUITY
Debt	$7,404	$7,691	$20,181	$20,061
Trade payables	5,715	5,042	188	180
Deferred tax liabilities	98	84	323	310
Pension, postretirement and other postemployment benefits	2,315	2,256	30	20
Derivative liabilities	81	239	12	21
Other liabilities	8,581	7,478	725	669
Total liabilities	$24,194	$22,790	$21,459	$21,261
Equity	4,456	4,451	2,738	2,552
Redeemable noncontrolling interest	25	21	—	—
Total liabilities and equity	$28,675	$27,262	$24,197	$23,813

Supplemental Information of Cash Flow
	Statements of Cash Flows
	Industrial Activities		Financial Services
	Nine Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(in millions)
Operating activities:
Net income (loss)	$353	$(345)	$260	$251
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	536	533	4	4
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	232	215	198	191
Loss from disposal of assets	23	2	—	—
Loss on repurchase/early redemption of notes	56	38	—	—
Undistributed income (loss) of unconsolidated subsidiaries	(4)	62	(20)	(19)
Other non-cash items	70	83	60	89
Changes in operating assets and liabilities:
Provisions	165	501	(2)	(1)
Deferred income taxes	(84)	(4)	4	18
Trade and financing receivables related to sales, net	89	(61)	(53)	428
Inventories, net	(1,208)	(740)	(14)	(14)
Trade payables	228	(114)	3	(59)
Other assets and liabilities	(100)	161	67	143
Net cash provided by operating activities	$356	$331	$507	$1,031
Investing activities:
Additions to retail receivables	—	—	(2,857)	(2,747)
Collections of retail receivables	—	—	3,104	3,287
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	11	8	—	—
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	236	169	358	260
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(277)	(290)	(1)	—
Expenditures for assets under operating leases and assets sold under buy-back commitments	(717)	(600)	(479)	(491)
Other	(156)	496	193	(538)
Net cash provided by (used in) investing activities	$(903)	$(217)	$318	$(229)
Financing activities:
Proceeds from long-term debt	1,500	1,705	9,596	7,072
Payments of long-term debt	(2,044)	(1,291)	(9,950)	(7,854)
Net decrease in other financial liabilities	(72)	(299)	(115)	(152)
Dividends paid	(166)	(205)	(258)	(242)
Other	(16)	(58)	45	-
Net cash used in financing activities	$(798)	$(148)	$(682)	$(1,176)
Effect of foreign exchange rate changes on cash and cash equivalents	265	115	20	42
Increase (decrease) in cash and cash equivalents	(1,080)	81	163	(332)
Cash and cash equivalents, beginning of year	4,649	4,551	368	833
Cash and cash equivalents, end of period	$3,569	$4,632	$531	$501